BUSINESS ORGANIZATION AND NATURE OF OPERATIONS	3 Months Ended	9 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Note 1 - Business Organization and Nature of Operations

On January 31, 2024 we completed the previously announced business combination pursuant to the terms of the Business Combination Agreement, dated as of July 21, 2023, which provided for, TruGolf Nevada being the surviving corporation of the merger and having become a direct, wholly owned subsidiary of Deep Medicine Acquisition Corp. (“DMAC”), a Delaware corporation and our predecessor company (“DMAQ”)   as a consequence of the merger (together with the other transactions contemplated by the Business Combination Agreement). In connection with the consummation of the Business Combination, DMAQ changed its name to TruGolf Holdings, Inc. TruGolf Holdings, Inc.’s Class A common stock commenced trading on The Nasdaq Capital Market LLC under the ticker symbol “TRUG” on February 1, 2024.

Trugolf Holdings, Inc. (the “Company” or “TruGolf”, “we”, “us”) was incorporated on July 8, 2020 as a Delaware corporation and formed for the purpose of effecting a business combination, with no material operation of its own. Our operations are conducted through our subsidiary TruGolf, Inc., a Nevada Corporation (“TruGolf Nevada”). TruGolf Nevada was formed as a Utah corporation on October 4, 1995, under the name “TruGolf, Incorporated”. TruGolf Nevada’s original business plan was the creation of golfing video games. On June 9, 1999, the TruGolf Nevada changed its name to “TruGolf, Inc.” Effective on April 26, 2016, TruGolf Nevada filed Articles of Merger with the State of Utah, Department of Commerce, and on April 28, 2016, TruGolf Nevada filed Articles of Merger with the Secretary of State of Nevada, pursuant to which TruGolf, Inc., a Utah corporation, merged with and into TruGolf Nevada, pursuant to a Plan of Merger. TruGolf Nevada was the surviving corporation in the merger. In connection with the Plan of Merger, TruGolf Nevada affected a four-for-one forward stock split of its outstanding common stock.

For over 40 years, TruGolf, Incorporated (or “the Company”, “we”, “us”, or “our”) has been creating indoor golf software and hardware and are focused on both the residential and commercial golf simulation industries. We design, develop, manufacture and sell golf simulators for residential and commercial applications. We offer portable, professional, commercial and custom simulators. In addition, to bundling our software with our simulators, we offer our E6 Connect software and gaming software on a standalone basis. We have leveraged the power of our hardware and software platform to create a collection of multi-sport games including football, soccer, soccer golf, frisbee golf, zombie dodgeball, and cowboy target practice.

TruGolf Nevada has been creating indoor golf software for 40 years. We began as a subsidiary of Access Software, Inc., a video game developer based in Salt Lake City, Utah (“Access Software”), which was co-founded in November 1982, by Christopher Jones, the Company’s largest stockholder, Chief Executive Officer, President and Chairman. In April 1999, Access Software was purchased by Microsoft Corp., for its expertise in golf software development. Following the acquisition, the core programming and graphics team of Links™, which created Links LS 1999, one of the bestselling PC sports games of 1999, were spun out to TruGolf Nevada.

Since 1999, we have focused on establishing residential and commercial golf simulation as a viable industry, and since 2007, we have focused on fabricating custom golf simulators for luxury clients. Part of our initial strategy included partnering with hardware inventors to provide them world class software. Over time, we found that it was not viable to rely on these early hardware inventors alone, we also began building and selling our own hardware. In addition, we are working with a video game company to utilize their new dynamic graphics engine which will enable us to bring photorealistic golf courses to life through our E6 software (discussed below). In addition, we have developed multiple sources and 3rd party manufacturers for the raw materials or parts for our products, including but not limited to, steel or aluminum frames, fabric, turf, screens, projectors, PCs, cameras, lasers, infrared sensors, and supporting subsystems. The availability of the frames and fabric from our principal provider, Allied ES&A, has been increased as they have moved into a much larger facility directly located in a large employee base community and we have entered into negotiations with a second supplier in order to provide alternative sourcing if needed. A third supplier, Impact Signs, has also been used in the past and TruGolf Nevada believes that it could purchase turf, and screen supplies from them as well if needed. Both turf (Controlled Products), and screen suppliers (Allied), are so specialized that we have come to rely on one vendor for each, respectively. Turf particularly experienced some delivery delays in 2022 that have been rectified, additional inventory has been secured locally, and our highest volume portable simulators have been redesigned to use less raw materials from that vendor, while adding an improved hitting surface from a second vendor, Real Feel, to mitigate risk. Negotiations with a second supplier of screen materials is in progress. Projectors (TV Specialists), PCs, lasers, IR sensors and other systems come from multiple suppliers with no historical delay in supply. We have 2 primary suppliers of cameras, IDS and Basler, and have integrated products from both in the new Apogee unit to ensure the greatest availability possible.

The Company is an “emerging growth company” as that term is used in the Jumpstart our Business Startups Act of 2012, and as such, has elected to comply with certain reduced public company reporting requirements.

Deep Medicine Acquisition Corp [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Note 1 - Basis of Presentation And Principles of Consolidation

Basis of presentation

The accompanying unaudited consolidated financial statements of TruGolf Holdings, Inc. f/k/a Deep Medicine Acquisition Corp. and its subsidiaries (the “Company”) have been prepared in accordance with the generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Certain information or footnote disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the applicable rules and regulations for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited consolidated financial statements should be read in conjunction with the Annual Report on Form 10-K for the year ended March 31, 2023. The interim results for the three and nine months ended December 31, 2023 are not necessarily indicative of the results to be expected for the year ending March 31, 2024 or for any future interim periods.

Principles of consolidation

The unaudited consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.